PGIM S&P 500 Buffer 20 ETF - May
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 109.5%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $119,530)(wb)	119,530	$119,530
Options Purchased*~ 108.6%
(cost $13,169,779)		14,488,260

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 109.5% (cost $13,289,309)		14,607,790
Options Written*~ (9.5)%
(premiums received $576,680)		(1,268,460)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $12,712,629)		13,339,330
Liabilities in excess of other assets(z) (0.0)%		(3,928)

Net Assets 100.0%		$13,335,402

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$5.55		228		23	$14,206,680
SPDR S&P 500 ETF Trust	Put	04/30/26	$554.54		228		23	281,580
Total Options Purchased (cost $13,169,779)								$14,488,260
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$621.08		228		23	$(1,174,952)
SPDR S&P 500 ETF Trust	Put	04/30/26	$443.63		228		23	(93,508)
Total Options Written (premiums received $576,680)								$(1,268,460)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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